Earnings per Share - Additional Information (Detail)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Earnings Per Share [Abstract]
Options to purchase shares of common stock excluded from calculation of diluted earnings per share	0.0	0.0	4,800,000